OTHER COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES	OTHER COMMITMENTS AND CONTINGENCIES
The book value of our Vessels secured under long-term loans was as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Carrying value of vessels secured against long-term loans	2,170,538	1,938,867

Legal proceedings and claims

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A contingent liability will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.